OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Receivables

	As of December 31,
	2019	2018
Other receivables
Current
Tax credit - VAT	2,592	5,202
Tax credit - Software Promotion Regime (note 3.7.1.1)	4,504	3,555
Income tax credits	4,534	1,410
Other tax credits	577	276
Advances to suppliers	1,666	611
Prepaid expenses	4,268	3,982
Loans granted to employees	211	49
Other	956	256
TOTAL	19,308	15,341

	As of December 31,
	2019	2018
Non-current
Advances to suppliers (1)	3,579	28,799
Tax credit - VAT	1,004	1,031
Income tax credits	1,516	1,259
Tax credit - Software Promotion Regime (note 3.7.1.1)	—	749
Other tax credits	209	170
Guarantee deposits	2,683	1,681
Loans granted to employees	152	208
Prepaid expenses	45	475
Other	—	500
Subtotal	9,188	34,872
Allowance for impairment of tax credits	(378)	(675)
TOTAL	8,810	34,197

(1) Includes advances to acquire buildings as of December 31, 2018 (Note 22).

Schedule of Allowance for Impairment of Tax Credits
Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2019	2018	2017

Balance at beginning of year	675	1,300	—
(Recovery) additions (note 4.4)	(47)	48	1,586
Foreign exchange	(250)	(673)	(286)
Balance at end of year	378	675	1,300